Note 7 Negative scenario of GDP, unemployment rate and HPI for the main geographies (Details) - Negative scenario [Member]	Dec. 31, 2023	Dec. 31, 2022
SPAIN | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		4.33%
Unemployment		13.26%
HPI		(4.13%)
SPAIN | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	2.21%	0.58%
Unemployment	12.40%	14.26%
HPI	(2.28%)	(4.02%)
SPAIN | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	0.86%	3.15%
Unemployment	13.23%	12.95%
HPI	(2.54%)	(0.40%)
SPAIN | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.25%	2.93%
Unemployment	12.77%	11.53%
HPI	1.00%	0.79%
SPAIN | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.48%	2.91%
Unemployment	11.98%	10.14%
HPI	1.22%	0.99%
SPAIN | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.30%	2.89%
Unemployment	11.34%	8.77%
HPI	0.93%	1.10%
SPAIN | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.09%
Unemployment	10.57%
HPI	0.67%
MEXICO | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		2.17%
Unemployment		3.37%
HPI		1.03%
MEXICO | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.20%	(0.28%)
Unemployment	2.85%	3.38%
HPI	5.49%	3.97%
MEXICO | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	2.04%	1.77%
Unemployment	3.45%	3.35%
HPI	4.73%	2.69%
MEXICO | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.13%	1.77%
Unemployment	3.43%	3.30%
HPI	4.03%	4.04%
MEXICO | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.53%	1.72%
Unemployment	3.33%	3.27%
HPI	4.00%	3.24%
MEXICO | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.70%	1.75%
Unemployment	3.25%	3.26%
HPI	4.18%	4.37%
MEXICO | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.79%
Unemployment	3.13%
HPI	5.07%
TURKEY | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		3.35%
Unemployment		11.04%
TURKEY | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	3.37%	(0.79%)
Unemployment	9.94%	11.76%
TURKEY | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(0.33%)	(2.49%)
Unemployment	11.73%	12.82%
TURKEY | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.58%	3.70%
Unemployment	11.92%	12.53%
TURKEY | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.71%	3.70%
Unemployment	11.43%	12.19%
TURKEY | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.39%	3.66%
Unemployment	11.32%	12.16%
TURKEY | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.39%
Unemployment	11.36%
PERU | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		1.39%
Unemployment		7.77%
PERU | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(1.04%)	(0.05%)
Unemployment	6.91%	7.69%
PERU | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(0.60%)	1.67%
Unemployment	7.03%	7.27%
PERU | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.73%	2.19%
Unemployment	7.02%	7.02%
PERU | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.88%	2.21%
Unemployment	6.77%	6.91%
PERU | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	2.72%	2.21%
Unemployment	6.71%	6.88%
PERU | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	2.51%
Unemployment	6.66%
ARGENTINA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		2.66%
Unemployment		12.71%
ARGENTINA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	(4.16%)	(5.10%)
Unemployment	8.49%	11.38%
ARGENTINA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	(8.75%)	(3.29%)
Unemployment	11.46%	9.49%
ARGENTINA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	4.77%	2.59%
Unemployment	11.04%	7.97%
ARGENTINA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	2.92%	2.57%
Unemployment	9.54%	7.83%
ARGENTINA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	1.82%	3.33%
Unemployment	8.17%	7.78%
ARGENTINA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	1.85%
Unemployment	7.08%
COLOMBIA | 2022 [Member]
Macroeconomic variables [Line Items]
GDP		7.30%
Unemployment		11.57%
COLOMBIA | 2023 [Member]
Macroeconomic variables [Line Items]
GDP	0.87%	(0.59%)
Unemployment	10.15%	12.71%
COLOMBIA | 2024 [Member]
Macroeconomic variables [Line Items]
GDP	0.15%	1.50%
Unemployment	11.51%	13.34%
COLOMBIA | 2025 [Member]
Macroeconomic variables [Line Items]
GDP	2.03%	2.44%
Unemployment	11.84%	13.21%
COLOMBIA | 2026 [Member]
Macroeconomic variables [Line Items]
GDP	3.03%	3.10%
Unemployment	11.59%	12.70%
COLOMBIA | 2027 [Member]
Macroeconomic variables [Line Items]
GDP	3.24%	3.28%
Unemployment	10.90%	10.86%
COLOMBIA | 2028 [Member]
Macroeconomic variables [Line Items]
GDP	3.42%
Unemployment	10.29%